UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

John Swhear

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-236-9160

Date of fiscal year end: 6/30

Date of reporting period: 07/01/06 - 06/30/07

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

The Bruce Fund

				Matter Proposed By:	Vote:		Fund Cast its Vote
		S/H		Management (M)	Yes (Y) or	For, Against,	For Management or
Name	Cusip	Meeting Date	Description of the Matter Voted On	Shareholders (S)	No (N)	or Abstain	Against Management

Opentv Corp.	G67543101	07/20/06	Election of Directors	M	Yes	For	For Management
			Ratify our board of Directors’ selection of KPMG LLP as our independent auditors for our 2006 fiscal year.	M	Yes	For	For Management

Health Grades, Inc.	42218Q102	07/24/06	Election of Directors	M	Yes	For	For Management
			Proposal to amend and restate the Health Grades, Inc. 1996 Equity Compensation Plan.	M	Yes	For	For Management

EPIX Pharmaceuticals, Inc.	26881Q101	08/15/06	Election of Directors	M	Yes	For	For Management

Approve the issuance of shares of EPIX common stock in the merger as contemplated by the agrmt and plan of merger dated as of 4/3/06 by and among EPIX Pharmaceuticals Inc., Delaware, Inc. and Predix Pharmaceuticals Holdings, Inc.

				M	Yes	For	For Management
			Proposal to approve an amendment to EPIX’s amended and restated certificate of incorporation	M	Yes	For	For Management
			Authorize the EPIX board of directors to amend EPIX’s restated certificate of incorporation	M	Yes	For	For Management
			Proposal to ratify the selection by the Audit Committee of the EPIX Board of Directors of Ernst & Yound LLP	M	Yes	For	For Management
			Proposal to approve the adjournment of the annual meeting, if necessary, to solicit additional proxies	M	Yes	For	For Management

Amerco	023586100	08/25/06	Election of Directors	M	Yes	For	For Management
Crown Resources Corp.	228569208	08/31/06	To approve a plan of merger	M	Yes	For	For Management
			To approve one or more adjournments of the special meeting, if necessary, to permit further solicitation of proxies	M	Yes	For	For Management
			To transact such other business as may properly come before the special meeting or any adjournment	M	Yes	For	For Management

Team, Inc.	878155100	09/28/06	Election of Directors	M	Yes	For	For Management
			Approval of the Team, Inc. 2006 stock incentive plan	M	Yes	For	For Management

Rural/Metro Corp.	781748108	12/1/06	Election of Directors	M	Yes	For	For Management
			Proposal to ratify the appointment of PricewaterhouseCoopers LLP as Rural/Metro Corp. Independent Registered Public Accounting Firm for fiscal year ending 6/30/07	M	Yes	For	For Management

Arena Resources, Inc.	040049108	12/7/06	Election of Directors	M	Yes	For	For Management
			Amendment of stock option plan	M	Yes	For	For Management

Admiral Bay Resources, Inc.q	007131105	01/16/07	Election of Directors	M	Yes	For	For Management
			Appointment fo McGovern, Hurley, Cunningham, LLP as auditors	M	Yes	For	For Management
			Amendments to the company’s 2005 stock option plan	M	Yes	For	For Management
			Stock options granted under the amended 2005 stock option plan	M	Yes	For	For Management

Kinross Gold Corp.	496902404	04/30/07	Election of Directors	M	Yes	For	For Management
			Approve the appointment of KPMG, LLP Chartered Accountants, as auditors	M	Yes	For	For Management
			A resolution confirming certain revisions to the By-Laws of the company	M	Yes	For	For Management

RLI Corp.	749607107	05/03/07	Election of Directors	M	Yes	For	For Management
			Approve the appointment of KPMG, LLP as the company’s independent registered public accounting firm	M	Yes	For	For Management

The Exploration Company of Delaware Inc.	302133202	05/11/07	Election of Directors	M	Yes	For	For Management

Airboss of America Corp.	00927V200	05/10/07	Election of Directors	M	Yes	For	For Management
			Appointment of KPMG, LLP, chartered accountants, as auditors of the company and the authorization of the directors to fix their renumeration	M	Yes	For	For Management
			Until otherwise determined, Directors of the company are hereby empowered to determine the number of directors of the company hereafter from time to time	M	Yes	For	For Management

The municipality in which the registered office of Airboss of America Corp. is located is hereby changed from the city of Toronto to the regional municipality of York, and any one officer or director of the company is hereby authorized to execute, file and deliver such documents

				M	Yes	For	For Management

Gainsco, Inc.	363127200	05/10/07	Election of Directors	M	Yes	For	For Management

American Ecology Corp.	025533407	05/17/07	Election of Directors	M	Yes	For	For Management
			To ratify the appointment of Moss Adams LLP as the company’s independent registered public accounting firm for the fiscal year ending 12/31/07.	M	Yes	For	For Management

QLT, Inc.	746927102	05/17/07	Approve the appointment of Deloitte & Touche LLP as independent auditors	M	Yes	For	For Management

Amerigon Inc.	03070L300	05/17/07	Election of Directors	M	Yes	For	For Management
EDAP TMS S.A.	268311107	05/22/07	Reading of the Board of Director’s Report on the company	M	Yes	For	For Management
			Allocation of the loss for the fiscal year ended 12/31/06	M	Yes	For	For Management
			Reading and approval of the special report of the statutory auditor on the agreements	M	Yes	For	For Management
			Determination of attendance fees to be allocated to the Board of Directors	M	Yes	For	For Management
			Ratification of the appointment of Directors	M	Yes	For	For Management
			Harmonization of certain By-Law provisions with applicable law and related amendments to articles 23 and 24 of the By-Laws	M	Yes	For	For Management
			Authorization to be granted to the Board to increase share capital, subject to preferential subscription rights	M	Yes	For	For Management
			Authorization to be granted to the Board to increase share capital, without preferential subscription rights	M	Yes	For	For Management
			Authorization to the Board to increase share capital by issuing shares with preferential subscription rights	M	Yes	For	For Management
			Authorization to the Board to increase the number of securities to be issued in connection with a share capital increase	M	Yes	For	For Management
			Authorization to the Board to increase the company’s share capital by issuing shares reserved for members of savings plans	M	Yes	For	For Management
			Authorization to be granted to the Board of Directors of the company to issue options for the subscription of shares	M	Yes	For	For Management
			Authorization to be granted to the Board of Directors of the company to issue options for the purchase of shares	M	Yes	For	For Management

Double Eagle Petroleum Co.	258570209	05/22/07	Election of Directors	M	Yes	For	For Management
			Proposal to amend the company’s articles of incorporation	M	Yes	For	For Management
			Proposal to adopt and approve the company’s 2007 stock incentive	M	Yes	For	For Management
			In their discretion, the proxies are authorized to vote upon an adjournment or postponement of the meeting	M	Yes	For	For Management
			In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting	M	Yes	For	For Management

Edge Petroleum Corp.	279862106	05/23/07	Election of Directors	M	Yes	For	For Management
			Proposal to approve the appointment of BDO Seidman, LLP as the independent registered public accounting firm for the company for 2007	M	Yes	For	For Management

CV Therapeutics, Inc.	126667104	05/31/07	Election of Directors	M	Yes	For	For Management
			To approve the amendment and restatement of the company’s 2000 equity incentive plan	M	Yes	For	Against Management
			To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the company for its fiscal year ending 12/31/07	M	Yes	For	For Management

ATP Oil & Gas Corp.	00208J108	06/08/07	Election of Directors	M	Yes	For	For Management
			To ratify the appointment of Deloitte & Touche LLP as independent auditors of the company for the fiscal year ending 12/31/07.	M	Yes	For	For Management

America Service Group, Inc.	02364L109	06/13/07	Election of Directors	M	Yes	For	For Management
			Ratification of appointment of Ernst & Young LLP as our independent registered public accounting firm	M	Yes	For	For Management

Solitario Resources Corp.	83422R106	06/14/07	Election of Directors	M	Yes	For	For Management
			Consider to pass a resolution authorizing certain amendments to the Solitario Resources Corp. 2006 stock option incentive plan	M	Yes	For	For Management
			To ratify the appointment of Ehrhardt Keefe Steiner & Hottman PC as Solitario’s independent registered public accounting firm for the fiscal year 2007	M	Yes	For	For Management
Internet Capital Group, Inc.	46059C205	06/15/07	Election of Directors	M	Yes	For	For Management
			Ratification of independent registered public accountant	M	Yes	For	For Management
			In their discretion, the proxies are authorized to vote upon such matters as may properly come before the meeting or at any adjournments thereof	M	Yes	For	For Management

Nexmed, Inc.	652903105	06/18/07	Election of Directors	M	Yes	For	For Management
			Ratification of the appointment fo Amper, Politziner & Mattia PC as the independent registered public accounting firm of the company	M	Yes	For	For Management
Health Grades, Inc.	42218Q102	06/20/07	Election of Directors	M	Yes	For	For Management

Opentc Corp.	G67543101	06/27/07	Election of Directors	M	Yes	For	For Management
			Ratify our Board of Directors’ selection of Grant Thornton LLP as our independent auditors for our 2007 fiscal year	M	Yes	For	For Management

Epix Pharmaceuticals, Inc.	26881Q309	06/27/07	Election of Directors	M	Yes	For	For Management
			To approve our 2006 Employee Stock Purchase Plan	M	Yes	For	For Management
			To ratify the selection of the firm of Ernst & Young LLP as independent registered public accountants for the fiscal year ending 12/31/07.	M	Yes	For	For Management

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bruce Fund

By:    /s/ Robert B. Bruce

            Robert B. Bruce, President

Date: 08/28/2007